Note 8 - Patents and Licenses	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of intangible assets [text block]
8.	PATENTS AND LICENSES

Cost
Balance, January 1, 2015	$327,435
Additions	209,814

Balance, December 31, 2015	537,249
Additions	72,638

Balance, December 31, 2016	609,887
Additions	60,543

Balance, December 31, 2017	670,430

Accumulated Amortization
Balance, January 1, 2015	66,714
Amortization	43,722

Balance, December 31, 2015	110,436
Amortization	49,775

Balance, December 31, 2016	160,211
Amortization	53,969

Balance, December 31, 2017	214,180

Carrying Amounts
At December 31, 2015	$426,813

At December 31, 2016	$449,676

At December 31, 2017	$456,250